Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 30, 2012
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PineBridge US Micro Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the PineBridge US Micro Cap Growth Fund (the "US Micro Cap Growth
Fund" or the "Fund") is to provide maximum capital appreciation, consistent with reasonable
		risk to principal.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) Class R Class I
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 165% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	165.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "Ratio of net expenses to average net assets" in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap
		for one year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. micro capitalization ("micro cap")
issuers. For these purposes, a micro cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of: (1) less than or equal to $600 million; or (2) within the range of companies represented in the Russell Micro Cap® Growth Index (the "Index"). The market capitalization of companies in the Index will fluctuate with changes in market conditions and the composition of the Index. As of November 30, 2011, the largest market capitalization in the Index was approximately $1.1 billion.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its  prevailing stage of development. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. The Adviser seeks to identify earnings growth in micro cap companies before it is reflected in those companies' stock price. The
Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

The Adviser will invest Fund assets primarily in common stocks of U.S. micro cap companies. In addition, the Adviser may invest Fund assets in securities of foreign issuers and issuers having market capitalizations that are outside the bounds of the target capitalization. The Fund's investments also may include preferred stocks and American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International
Depositary Receipts ("IDRs"). To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in
		other stocks.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISK CONSIDERATIONS
Risk, Narrative	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  do not need current income;

  ·  understand and can bear the risks of investing in smaller sized companies;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Equity Securities Risk.

  § Common Stock. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

  § Preferred Stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
    Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.

Foreign Securities and Depositary Receipts Risk. Investing in foreign securities and depositary receipts, including ADRs, EDRs, GDRs and IDRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards,
(5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and
(7) delays in transaction settlement in some foreign markets.

Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover.  High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

Micro-Capitalization Companies Risk. Because the Fund invests in micro cap companies, it may be exposed to greater risk than if it invested in larger, more established companies. Micro cap companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of such securities may make them more difficult to sell. In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment, or a company may even fail as a business. Micro cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance
		compared to other funds with similar investment objectives.
Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during an initial public offering. In particular, returns for 1998 and 1999 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the
		Fund will benefit to the same extent from these types of gains in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class I shares has varied from year to year. The table illustrates how the Fund's Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-426-9157
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.PineBridge.com/USMutualFunds
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 PineBridge US Micro Cap Growth Fund (Class I)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Calendar Quarter: December 2010 24.09% Worst Calendar Quarter: December 2008 -32.05%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I
		shares only. After-tax returns for Class R shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Russell Micro Cap® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Micro Cap® Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.77%
Average Annual Returns, Since Inception Secondary	ck0001025870_AverageAnnualReturnSinceInceptionSecondary	2.93%	[1]
Average Annual Returns, Inception Date Secondary	ck0001025870_AverageAnnualReturnInceptionDateSecondary	Jul. 03, 2000
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.91%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	650
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,132
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,464
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Average Annual Returns, Since Inception Secondary	ck0001025870_AverageAnnualReturnSinceInceptionSecondary	2.94%	[1]
Average Annual Returns, Inception Date Secondary	ck0001025870_AverageAnnualReturnInceptionDateSecondary	May 01, 2001
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.61%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	957
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,100
Annual Return 2002	rr_AnnualReturn2002	(39.76%)
Annual Return 2003	rr_AnnualReturn2003	62.35%
Annual Return 2004	rr_AnnualReturn2004	9.17%
Annual Return 2005	rr_AnnualReturn2005	(0.51%)
Annual Return 2006	rr_AnnualReturn2006	19.13%
Annual Return 2007	rr_AnnualReturn2007	27.53%
Annual Return 2008	rr_AnnualReturn2008	(51.77%)
Annual Return 2009	rr_AnnualReturn2009	35.75%
Annual Return 2010	rr_AnnualReturn2010	35.65%
Annual Return 2011	rr_AnnualReturn2011	(3.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 01, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.05%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.69%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.80%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.52%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997

[1]	Class I shares were first offered on December 31, 1997. Class R shares were first offered on May 1, 2001. The Russell Micro Cap® Growth Index was created on July 3, 2000.
[2]	For the fiscal year ended November 30, 2011, Class R Distribution and Service (12b-1) fees were 0.33%. These fees have been restated to reflect current fees.
[3]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of net expenses to average net assets" in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
[4]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse Fund expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.90% and 1.60% for Class R shares and Class I shares respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").